December 23, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Trust for Federal Securities
    File No.   2-53808

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                   U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 24f-2
                      Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.  Name and address of issuer:  Trust for Federal Securities
                                 400 Bellevue Parkway
                                 Wilmington, DE 19809

2.  Name of each series or class of funds for which this notice is filed:

    FedFund ("FedFund Portfolio Shares")
    T-Fund ("T-Fund Portfolio Shares")
    FedCash ("FedCash Portfolio Shares")
    T-Cash ("T-Cash Portfolio Shares")
    Federal Trust Fund ("Federal Trust Portfolio Shares")
    Treasury Trust Fund ("Treasury Trust Portfolio Shares")
    Short Government Fund ("Short Government Portfolio Shares")

3.  Investment Company Act File Number:  811-2573

    Securities Act File Number:   2-53808

4.  Last day of fiscal year for which this notice is filed: October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                      [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                    Number of                 Amount
    Name of Portfolios           Portfolio Shares         of Securities

    FedFund Portfolio Shares      1,489,890,670           $1,489,890,670
    T-Fund Portfolio Shares          92,884,651               92,884,651
    FedCash Portfolio Shares        415,178,101              415,178,101
    T-Cash Portfolio Shares         277,682,669              277,682,669
    Federal Trust Portfolio         161,890,960              161,890,960
    Treasury Trust Portfolio        458,887,641              458,887,641
    Short Government Portfolio        1,290,006               12,035,768

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                    Number of               Aggregate
    Name of Portfolios           Portfolio Shares          Sales Price

    FedFund Portfolio Shares      13,091,744,511          $13,091,744,511
    T-Fund Portfolio Shares       14,069,332,800           14,069,332,800
    FedCash Portfolio Shares       2,163,907,641            2,163,907,641
    T-Cash Portfolio Shares        1,916,246,573            1,916,246,573
    Federal Trust Portfolio        1,759,666,416            1,759,666,416
    Treasury Trust Portfolio       7,377,831,706            7,377,831,706
    Short Government Portfolio           112,443                1,060,217

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                    Number of                Aggregate
    Name of Portfolios           Portfolio Shares           Sales Price

    FedFund Portfolio Shares      11,601,853,841          $11,601,853,841
    T-Fund Portfolio Shares       13,976,448,149           13,976,448,149
    FedCash Portfolio Shares       1,748,729,540            1,748,729,540
    T-Cash Portfolio Shares        1,638,563,904            1,638,563,904
    Federal Trust Portfolio        1,597,775,456            1,597,775,456
    Treasury Trust Portfolio       6,918,944,065            6,918,944,065
    Short Government Portfolio              NONE                     NONE

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                    Number of                Aggregate
    Name of Portfolios           Portfolio Shares           Sales Price

    FedFund Portfolio Shares       19,010,856                $19,010,856
    T-Fund Portfolio Shares        19,893,692                 19,893,692
    FedCash Portfolio Shares        1,710,860                  1,710,860
    T-Cash Portfolio Shares         1,359,341                  1,359,341
    Federal Trust Portfolio         3,353,428                  3,353,428
    Treasury Trust Portfolio       19,149,426                 19,149,426
    Short Government Portfolio           NONE                       NONE

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal
    year in reliance on rule 24f-2 (from Item 10):            $ 37,482,314,955

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +      64,477,603

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    - 40,719,661,646

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable)                    +         0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                 $(3,172,869,088)

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                            /       3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                               $         0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                    [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Edward J. Roach
        Edward J. Roach
        Vice President and Treasurer

Date:   December 19, 1996



DRINKER BIDDLE & REATH
1345 Chestnut Street
Philadelphia, PA 19107



December 20, 1996


Via EDGAR Transmission

Trust for Federal Securities
Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, Delaware  19809

Re:  Rule 24f-2 Notice for Trust for Federal Securities -- FedFund, T-Fund,
    FedCash, T-Cash, Federal Trust Fund, Treasury Trust Fund, and Short Government Fund (Registration No.2-53808)

Ladies and Gentlemen:

We have acted as counsel for Trust for Federal Securities, a Pennsylvania business trust (the "Company"), and have been informed by the Company of the registration pursuant to Rule 24f-2 of 11,601,853,841 shares of beneficial interest ("Shares") in the Company's FedFund portfolio ("FedFund Portfolio Shares"), 13,976,448,149 shares in the Company's T-Fund portfolio ("T-Fund Portfolio Shares"), 1,748,729,540 shares in the Company's FedCash portfolio ("FedCash Portfolio Shares"), 1,638,563,904 shares in the Company's T-Cash portfolio ("T-Cash Portfolio Shares"), 1,597,775,456 shares in the Company's Federal Trust Fund portfolio ("Federal Trust Portfolio Shares") and 6,918,944,065 shares in the Company's Treasury Trust Fund portfolio ("Treasury Trust Portfolio Shares") (collectively hereinafter referred to as "Portfolio Shares") under the Securities Act of 1933. During the Company's fiscal year ended October 31, 1996, all of the foregoing Portfolio Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Company is authorized to issue an unlimited number of Portfolio Shares, without par value.

We have reviewed the Company's Declaration of Trust, as amended, its By-Laws, resolutions adopted by its Board of Trustees and shareholders, the Company's Rule 24f-2 Notice dated December 20, 1996 and such other legal and factual matters as we have deemed appropriate.

On the basis of the foregoing, we are of the opinion that the aforementioned Portfolio Shares registered pursuant to Rule 24f-2 were, when issued for payment as described in the Company's Prospectuses, validly issued, fully paid, and non-assessable by the Company.

Under Pennsylvania law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Company. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in any written agreement, undertaking or obligation made or issued on behalf of the Company. The Declaration of Trust provides for indemnification out of the assets of the Company for all loss and expense of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Company itself would be unable to meet its obligations.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Company's Rule 24f-2 Notice.


Very truly yours,

/s/ DRINKER BIDDLE & REATH
DRINKER BIDDLE & REATH